PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Total property, plant and equipment, gross	$ 235,966,959	$ 218,105,583
Accumulated depreciation	(58,459,783)	(42,447,406)
Impairment of property, plant and equipment	(2,045,875)	(2,060,844)
Total property, plant and equipment, net	175,461,301	173,597,333
Prepayment for property, plant and equipment	2,135,262	4,730,028
Property, plant and equipment, net	177,596,563	178,327,361
Buildings [Member]
Property, Plant and Equipment
Total property, plant and equipment, gross	87,496,197	86,923,161
Machinery and Equipment [Member]
Property, Plant and Equipment
Total property, plant and equipment, gross	124,893,555	111,797,936
Furniture, Fixtures, Office Equipment and Vehicles [Member]
Property, Plant and Equipment
Total property, plant and equipment, gross	12,616,722	11,670,963
Construction in Progress [Member]
Property, Plant and Equipment
Total property, plant and equipment, gross	$ 10,960,485	$ 7,713,523